Diageo North America, inc. Savings Plan [Line Items] (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
Diageo north america, inc. Savings plan [Line Items]
Schedule of Assets Savings Plan
Identity of issue	Description of investment including maturity date and rate of interest	Cost	Current value
Plan’s interest in the Master Trust	Plan’s interest in the Diageo North America, Inc. Master Trust	**	$15,565,299

* Notes receivable from participants	Loans to participants with interest rates ranging from 3.25% to 9.25% and maturity dates ranging from 2026 to 2048	**	$719,186

*	Represents a party-in-interest

**	Not applicable.